(ICON)

Prudential
Pacific
Growth
Fund, Inc.

SEMI
ANNUAL
REPORT
April 30, 1997

(LOGO)

Prudential Pacific Growth Fund, Inc.

Performance At A Glance.
The six months ending April 30, 1997
were a disappointment to investors
in the Pacific region: stock markets
overall declined about 10% (as
measured by the Morgan Stanley Capital
International Pacific Index).
However, managed mutual funds generally
lost much less, and the
Prudential Pacific Growth Fund, which
virtually broke even for
the period, performed slightly better
than the average fund as
measured by Lipper Analytical Services.
We finished ahead of
the Lipper index because of superior
stock selection and a
relatively low exposure to the falling
Japanese market.

                                    Six
One        Since

Months     Year     Inception2
Cumulative         Class A          0.3%
-7.2%      65.0%
Total              Class B         -0.1
-7.8       59.4
Returns1           Class C         -0.1
-7.8       -5.9
As of 4/30/97      Class Z          0.5
-6.9       -3.6
                   Lipper Avg3     -0.3
-7.6        ***


One        Since

Year     Inception2
Average              Class A
-9.3%       10.1%
Annual Total         Class B
-10.3       10.4
Returns1             Class C
-6.3       -2.2
As of 3/31/97        Class Z
-4.3       -3.2

Past performance is not indicative of
future results. Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns
do not take into account sales
charges. The average annual returns do
take into account applicable
sales charges. The Fund charges a
maximum front-end sales load of
5% for Class A shares and a declining
contingent deferred sales
charge (CDSC) of 5%, 4%, 3%, 2%, 1% and
1% for six years, for
Class B shares. Class C shares have a 1%
CDSC for one year.
Class B shares will automatically
convert to Class A shares
on a quarterly basis, approximately
seven years after purchase.

2Inception dates: Class A and Class B:
7/24/92; Class C: 8/1/94;
Class Z: 3/1/96.

3The Lipper Pacific Fund average
includes 45 funds for six months
and 43 funds for one year.

*** Lipper Since Inception returns were:
Class A and B 59.0 % for
12 funds; Class C -6.11% for 29 funds
and Class Z, -3.5% for 42 funds.

How Investments Compared.
    (As of 4/30/97)
        (GRAPH)

Source: Lipper Analytical Services.
Financial markets change, so a
mutual fund's past performance should
never be used to predict future
results. The risks to each of the
investments listed above are
different -- we provide 12-month total
returns for several Lipper
mutual fund categories to show you that
reaching for higher returns
means tolerating more risk. The greater
the risk, the larger the
potential reward or loss. In addition,
we've included historical
20-year average annual returns. These
returns assume the reinvestment
of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income
than stock funds, which
can help smooth out their total returns
year by year. But their
prices still fluctuate (sometimes
significantly) and their returns
have been historically lower than those
of stock funds.

General Municipal Debt Funds invest in
bonds issued by state
governments, state agencies and/or
municipalities. This investment
provides income that is usually exempt
from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value;
they don't fluctuate much in price but,
historically, their returns
have been generally among the lowest of
the major investment categories.

Daniel J. Duane, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Prudential Pacific Growth Fund
invests primarily in stocks of
companies in the Pacific Basin,
selecting a diversified portfolio
aimed at long-term growth of capital.
The Fund is subject to all
of the risks associated with foreign
investing, including currency,
political and social risks and potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

Our
Growth Style.
We like companies whose strong earnings
growth potential is a
result of significant economic trends,
particularly those whose
likely impact has not been fully priced
by local stock markets.
We look for well-managed companies that
are attractively priced
and we invest in these companies for the long term.

Strategy Session.
Shift In Japan.
At the beginning of this reporting
period, we were focusing on
export-related companies in Japan
because the Japanese economy
seemed to be at a standstill. We found
attractive opportunities
in companies which exported to the U.S., where growth was strong, and in companies that sold into the rapidly expanding markets in emerging economies.

We now expect more domestic economic
activity in Japan.  The
government appears to be committed to
encouraging greater
productivity in industries that
historically have been protected
from competition.  Moreover, in part
because the yen has declined
substantially from its highs of a few
years ago, Japanese consumers
have been spending less abroad while
sales overseas have created
jobs domestically.  What is more,
Japanese interest rates remain
low.  These factors all portend greater
economic activity.  In
response, we have been selling export-
focused companies and buying
companies that sell domestically.

Economic growth in the smaller Pacific
Basin economies has generally
created a dynamic market for real
estate.  However,  problems do d
evelop from time to time, most recently
in Thailand, where overbuilding
produced a wave of bankruptcies.  As a
precaution, banks tightened
their lending policies for properties in Singapore, Malaysia, and the Philippines, depressing prices for a while this year. That represented a buying opportunity for us, because we believe credit policies that restrain overbuilding are healthy for the real estate market in the long term. So, we added to our investments in attractively priced property-development and construction-related companies. Our holdings include Mitsui
Fudosan in Japan, New World
Development in Hong Kong, Filinvest Land in the Philippines, and
City Developments in Singapore.

     Portfolio Breakdown.
  Expressed as a percentage of
total investments as of 4/30/97.
          (PIE CHART)

What Went Well.
We did well by holding much less in
Japan than the major stock
indexes and by owning companies that, by and large, outperformed their markets. Overall, we protected the value of our portfolio in a sharply declining investment environment.

Shelter In Bad Weather.
Japan alone constitutes more than two
thirds of the Pacific Basin
economies, and when its market falters
it sharply limits investment
alternatives.  We began the period with
only a third of our portfolio
in Japanese stocks, and we avoided the
sector that suffered worst
in the recent downturn -- finance.  By
April 30, 1997 we already
had begun to shift funds into our new
investment theme in
Japan -- companies focused on domestic
sales.

Even a small underweighting of Japan
makes it difficult to find
attractive alternatives.  We found
opportunities in Malaysia,
whose market was one of the few bright
spots over the six month
reporting period.  By that date, we had
begun to take our profits
and shift the funds into domestically-
oriented Japanese companies.
That process continued rapidly after the period's end.

Returns during the period also were
boosted by China-related firms
in Hong Kong, such as the trading
company CITIC Pacific, and by
Australian multinationals such as the
shipping and waste management
company Brambles.  We took profits from
selling Coca-Cola Amatil,
a multinational bottling company, and
from reducing our position
in CITIC.

Five Largest Holdings.
3.4%     HSBC Holdings, Plc.
         Banking
3.2%     Hutchison Whampoa, Ltd.
         Multi-Industry
3.2%     Publishing & Broadcasting, Ltd.
         Broadcasting & Publishing
2.7%     Brambles Industries, Ltd.
         Business & Public Services
2.6%     Kuala Lumpur
         Kepong Berhad
         Materials & Commodities

Expressed as a percentage of total
investments as of 4/30/97.

And Not So Well.
Japanese Markets Wavered.
The Japanese market fell as much as 15%
early this year, before
stabilizing and then finishing down 6.4% for the six months ended
April 30, 1997.  Although we lessened
the negative impact by
holding a smaller percentage of assets
in Japan, we would have
done better had we held even less.

Looking Ahead.
Japan's legendary high productivity has
historically been
concentrated in certain export-oriented
companies while products
for the home market have been quite
expensive.  Because the yen
has fallen, foreign goods are not the
bargains they used to be,
but the Japanese have gotten a taste of
low-priced consumer items.
They are ready to spend heavily on
domestic goods if the right
products are offered at the right
prices.  New government policies
will encourage restructuring of firms
that sell to this domestic
market. We have seen the powerful
positive impact of this process
on corporate profits elsewhere, and we
expect it to provide good
opportunities for our growth strategy.

President's Letter
June 9, 1997
(PICTURE)
                              Staying
The Course.

Dear Shareholder:

With the midpoint of 1997 upon us, I'm
pleased to report that the
recent news from the financial markets
has been decidedly upbeat.
The Dow Jones Industrial Average has
gained nearly 17% through
mid-June, while lower long-term interest rates have made bonds an attractive investment.

This stands in contrast to April when
the Dow fell 10% from a
record high on fears of higher interest
rates and surging inflation.
Interest rates have since fallen as the
economy slowed and the Dow
has reached several new highs.

The market swings we've seen this year
illustrate the importance of
"staying the course" to your financial
goal. We realize that
maintaining investment discipline when
faced with market uncertainty
isn't easy. Here are some thoughts that
may help:

--  Keep Your Expectations Realistic.
The best investors know that
financial markets rise and fall -- and
so too, will the value of
their investments. Over time, however,
stocks have been shown to
produce very attractive returns that
were well ahead of inflation.

--  Remember Your Time Horizon. If your
investment goals are long
term (several years or more), so should
your time horizon. During
this period, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

--  We're On Your Side. Your Prudential
Securities Financial Advisor
or Pruco Securities Registered
Representative can help you understand
what's happening in the financial
markets. They can assist you in
making informed decisions based upon a
thorough knowledge of your
financial needs and long-term goals.
Call him or her today.

Thank you for your continued confidence
in Prudential mutual funds.
We'll do everything we can to keep you
informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

Portfolio of Investments as
of April 30, 1997 (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
--------------------

Shares      Description
Value (Note 1)
    ------------------------------------
------------------------
EQUITIES & EQUIVALENTS--80.0%
COMMON STOCKS--79.1%
    ------------------------------------
------------------------
Australia--7.4%
  582,200   Brambles Industries, Ltd.
               (Business & Public
Services)        $  10,539,201
2,347,300   Publishing & Broadcasting,
Ltd.
               (Broadcasting &
Publishing)            12,399,517
3,990,500   Sea World Property Trust,
Ltd.
               (Leisure & Tourism)
5,448,950
  306,000   Western Mining Corp.
Holdings, Ltd.
               (Mineral Resources)
1,814,607

-------------

30,202,275
----------------------------------------
--------------------
Hong Kong--17.0%
2,017,600   Guoco Group, Ltd.
               (Banking)
9,584,551
2,643,666   Hong Kong & Shanghai Hotels,
Ltd.
               (Leisure & Tourism)
3,839,264
  534,404   HSBC Holdings, Plc.
               (Banking)
13,521,181
14,419,000  Hung Hing Printing Group,
Ltd.
               (Forest Products & Paper)
6,514,665
1,715,000   Hutchison Whampoa, Ltd.
               (Multi-Industry)
12,729,778
1,188,000   New World Development Co.,
Ltd.
               (Property Development)
6,855,085
  460,000   Swire-Pacific, Ltd. 'A'
               (Diversified Industries)
3,548,008
  904,000   Television Broadcasts, Ltd.
               (Broadcasting &
Publishing)             3,710,944
2,292,000   Wharf Holdings, Ltd.
               (Multi-Industry)
8,669,042

-------------

68,972,518
----------------------------------------
--------------------
India--2.1%
   74,000   Bajaj Auto Ltd. (GDR)
               (Automobiles & Auto
Parts)              2,442,000
  498,640   Tata Engineering &
Locomotive Ltd.
               (GDR) (Automobiles &
Trucks)            6,170,670

-------------

8,612,670
Japan--36.4%
  579,000   Aichi Steel Works, Ltd.
               (Steel)
$   2,193,424
  173,000   Alpine Electronics, Inc.
               (Electrical Equipment)
2,425,297
  445,000   Aoki International Co., Ltd.
               (Retail)
7,745,530
  311,000   Aoyama Trading Co., Ltd.
               (Retail)
8,768,843
  679,350   Chiyoda Fire & Marine
Insurance
               Co., Ltd.
               (Insurance)
2,434,467
  548,000   Chubu Steel Plate Co., Ltd.
               (Steel)
2,589,588
  734,000   Daibiru Corp.
               (Property Investment)
8,093,250
  654,000   Daishi Bank, Ltd.
               (Commercial Banking)
2,858,707
  714,000   Daito Trust Construction
Co., Ltd.
               (Real Estate)
7,197,921
  370,000   Daiwa Kosho Lease Co., Ltd.
               (Real Estate)
2,474,049
  802,000   Gunze, Ltd.
               (Apparel)
3,461,416
  404,000   Higo Bank, Ltd.
               (Commercial Banking)
2,319,572
  262,000   Hitachi Credit Corp.
               (Financial Services)
3,734,898
  141,000   Hitachi Maxell, Ltd.
               (Audio/Visual)
2,965,031
   54,000   Hokkaido Coca-Cola Bottling
               (Beverages)
642,199
   93,000   Honda Motor Co., Ltd.
               (Automobiles & Auto
Parts)              2,885,879
      400   Japan Associated Finance Co.
               (Financial Services)
25,959
  671,000   Kansai Paint Co., Ltd.
               (Paint)
2,589,509

----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.     3

Portfolio of Investments as
of April 30, 1997 (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
--------------------

Shares      Description
Value (Note 1)
    ------------------------------------
------------------------
Japan (cont'd)
  583,000   Makita Corp.
               (Tools)
$   7,989,446
  588,000   Michinoku Bank, Ltd.
               (Commercial Banking)
3,399,165
  148,000   Mikuni Coca-Cola Bottling
               (Beverages)
1,771,757
  398,000   Mitsui Fudosan Co., Ltd.
               (Property Development)
4,545,168
  240,000   Mycal Corp.
               (Retail)
2,948,728
   91,200   Namco Ltd.
               (Recreation & Other
Consumer
               Goods)
2,672,001
   57,000   Nichiei Co., Ltd.
               (Financial Services)
4,579,034
  308,000   Nippon Express Co., Ltd.
               (Transportation-Road &
Rail)            2,122,549
  424,000   Nippon Shokubai K. K. Co.
               (Chemicals)
2,738,285
  204,000   Nishio Rent All Co.
               (Equipment
Leasing/Rental)              2,313,617
       60   Nissen Co., Ltd.
               (Retail)
189
   98,000   Sanyo Coca-Cola Bottling
               (Beverages)
1,211,782
  388,000   Seino Transportation Co.,
Ltd.
               (Trucking & Shipping)
3,514,216
  549,000   Sekisui House, Ltd. (a)
               (Property Development)
4,885,957
  295,000   Senshukai Co., Ltd.
               (Retail)
2,486,020
  483,000   Shiseido Co., Ltd.
               (Cosmetics/Toiletries)
6,923,368
  557,000   Sintokogio
               (Machinery)
3,557,746
   40,000   Sony Corp.
               (Appliances & Household
Durables)       2,910,924
  498,000   Sumitomo Marine & Fire
Insurance
               Co., Ltd.
               (Insurance)
3,063,228
  341,000   Tokio Marine & Fire
Insurance Co.,
               Ltd.
               (Insurance)
3,330,236
  128,400   Tokyo Electron, Ltd.
               (Electronic Components)
$   4,955,186
  167,000   Toyota Motor Corp.
               (Automobiles & Auto
Parts)              4,840,199
      600   World Co., Ltd.
               (Textiles & Apparel)
22,352
  870,000   Yamamura Glass Co., Ltd.
               (Glass Products)
2,925,809
  471,000   Yodogawa Steel Works Ltd.
               (Steel)
2,663,448

-------------

147,775,949
----------------------------------------
--------------------
Malaysia--8.0%
1,084,000   Berjaya Capital Berhad
               (Insurance)
1,641,246
3,289,000   IJM Corporation Berhad
               (Construction)
7,207,547
3,928,500   Kuala Lumpur Kepong Berhad
               (Misc. Materials &
Commodities)        10,174,217
7,012,000   Renong Berhad
               (Multi-Industry)
9,610,838
1,021,000   Resorts World Berhad
               (Leisure & Tourism)
3,762,949

-------------

32,396,797
----------------------------------------
--------------------
The Philippines--1.9%
  810,000   C & P Homes, Inc.
               (Property Development)
307,167
4,408,000   Filinvest Land, Inc.
               (Property Development)
1,036,390
   65,500   Philippine Long Distance
Telephone
               Co. (ADR) (Telephones)
3,651,625
11,936,000  Solid Group, Inc. (a)
               (Electrical Equipment)
2,534,759

-------------

7,529,941
----------------------------------------
--------------------
Singapore--6.3%
  292,000   City Developments, Ltd.
               (Property Development)
2,361,512
2,246,000   Hong Leong Finance, Ltd.
               (Financial Services)
6,955,195

----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.     4

Portfolio of Investments as
of April 30, 1997 (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
--------------------

Shares       Description
Value (Note 1)
     -----------------------------------
-------------------------
Singapore (cont'd)
  396,600   Overseas Chinese Banking
Corp., Ltd.
               (Banking)
$   4,632,985
  680,000   Overseas Union Bank
               (Banking)
4,465,335
1,444,750   Sembawang Maritime, Ltd.
               (Energy Equipment &
Services)           3,894,743
  156,160   Singapore Finance, Ltd.
               (Financial Services)
233,155
1,173,000   Wing Tai Holdings
               (Property Development)
3,032,433

-------------

25,575,358

-------------
            Total common stocks
               (cost US$311,107,549)
321,065,508

-------------
Units
---------
WARRANTS(a)--0.2%
----------------------------------------
--------------------
Hong Kong
  533,666   Hong Kong & Shanghai Hotels,
Ltd.
               expiring Dec. '98 @
HKD13.79
               (Leisure & Tourism)
72,335
----------------------------------------
--------------------
Malaysia--0.1%
  932,375   Renong Berhad
               expiring Nov. '00 @
MYR4.10
               (Multi-Industry)
512,661
----------------------------------------
--------------------
Singapore--0.1%
  190,200   Hong Leong Finance, Ltd.
               expiring Sept.'98 @
SGD3.25
               (Financial Services)
111,094

-------------
            Total warrants
               (cost US$324,146)
696,090

-------------

Principal
Amount
(000)        Description
Value (Note 1)
CONVERTIBLE BONDS--0.7%
----------------------------------------
--------------------
The Philippines--0.7%
   $2,970   Filinvest Capital Cayman
Islands,
               Ltd.
               3.75%, 2/1/02
               (Property Development)
            (cost US$2,972,700)
$   2,765,812

-------------
            Total long-term investments
               (cost US$314,404,395)
324,527,410

-------------
SHORT-TERM INVESTMENTS--16.9%
----------------------------------------
--------------------
Repurchase Agreement--16.1%
   65,108   Joint Repurchase Agreement
Account,
               5.42%, 5/1/97,
               (cost US$65,108,000; Note
5)           65,108,000

-------------
OUTSTANDING OPTIONS PURCHASED--0.8%
----------------------------------------
--------------------
Foreign Currency Call Options(a)--0.8%
Contracts(Pound)
----------------------------------------
--------
            USD Call/JPY Put
   39,000   expiring 7/15/97 @ JPY120.23
1,755,000
            USD Call/JPY Put
   36,000   expiring 7/15/97 @ JPY120.24
1,620,000

-------------
            Total outstanding options
purchased
               (cost US$2,418,060)
3,375,000

-------------
            Total short-term investments
               (cost US$67,526,060)
68,483,000

-------------
----------------------------------------
--------------------
Total Investments--96.9%
            (cost US$381,930,455; Note
4)            393,010,410
            Other assets in excess of
               liabilities--3.1%
12,782,099

-------------
            Net Assets--100%
$ 405,792,509

-------------

-------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
Pound--One contract equals 1,000 face
value.
----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
(Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
----------------------------------------

Assets
April 30, 1997
Investments, at value (cost
$381,930,455)...........................
 ........................................
$393,010,410
Cash....................................
 ........................................
 ............................
1,451,891
Foreign currency, at value (cost
$9,373,647).............................
 ...................................
9,340,734
Receivable for Fund shares
sold....................................
 ........................................
 .          4,605,303
Dividends and interest
receivable..............................
 ........................................
 .....          1,520,296
Receivable for investments
sold....................................
 ........................................
 .            366,132
Other
assets..................................
 ........................................
 ......................
17,808

--------------
   Total
assets..................................
 ........................................
 ...................        410,312,574

--------------
Liabilities
Payable for Fund shares
reacquired..............................
 ........................................
 ....          2,293,202
Payable for investments
purchased...............................
 ........................................
 ....          1,198,687
Accrued expenses and other
liabilities.............................
 ........................................
 .            412,561
Distribution fees
payable.................................
 ........................................
 ..........            215,285
Management fee
payable.................................
 ........................................
 .............            214,906
Withholding taxes
payable.................................
 ........................................
 ..........            185,424

--------------
   Total
liabilities.............................
 ........................................
 ...................          4,520,065

--------------
Net
Assets..................................
 ........................................
 ........................
$405,792,509

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.....................................
 ........................................
 ........       $     26,636
   Paid-in capital in excess of
par.....................................
 ....................................
362,216,157

--------------

362,242,793
   Undistributed net investment
income..................................
 ....................................
1,725,881
   Accumulated net realized gains on
investments and foreign currency
transactions..........................
30,783,866
   Net unrealized appreciation on
investments and foreign
currencies..............................
 ..........         11,039,969

--------------
Net assets, April 30,
1997....................................
 ........................................
 ......       $405,792,509

--------------

--------------
Class A:
   Net asset value and redemption price
per share
      ($107,431,203 / 6,899,479 shares
of common stock issued and
outstanding)............................
 ..             $15.57
   Maximum sales charge (5.00% of
offering
price)..................................
 .........................
 .82

--------------
   Maximum offering price to
public..................................
 .......................................
$16.39

--------------

--------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($247,681,160 / 16,455,640 shares
of common stock issued and
outstanding)............................
 .             $15.05

--------------

--------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($15,398,736 / 1,022,991 shares of
common stock issued and
outstanding)............................
 ...             $15.05

--------------

--------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($35,281,410 / 2,257,565 shares of
common stock issued and
outstanding)............................
 ...             $15.63

--------------

--------------

----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.     6

PRUDENTIAL PACIFIC GROWTH FUND, INC.
Statement of Operations (Unaudited)
----------------------------------------
--------------------

Six Months

Ended
Net Investment Income
April 30, 1997
Income
   Dividends (net of foreign withholding
      taxes
      of
$350,696)...........................
$  2,867,835
   Interest (net of foreign withholding
taxes
      of
$840)...............................
345,942

--------------
      Total
income...........................
3,213,777

--------------
Expenses
   Management
fee............................
1,534,202
   Distribution fee--Class
A.................         105,982
   Distribution fee--Class
B.................       1,409,269
   Distribution fee--Class
C.................          40,823
   Transfer agent's fees and
expenses........         411,000
   Custodian's fees and
expenses.............         193,000
   Reports to
shareholders...................
62,000
   Registration
fees.........................
33,000
   Audit
fees................................
24,000
   Directors' fees and
expenses..............          20,000
   Amortization of organizational
expense....          20,000
   Legal fees and
expenses...................
5,000

Miscellaneous...........................
 ..          10,625

--------------
      Total operating
expenses...............       3,868,901
   Interest
expense..........................
68,850

--------------
      Total
expenses.........................
3,937,751

--------------
Net investment
loss..........................
(723,974)

--------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions
Net realized gain on:
   Investment
transactions...................
30,718,126
   Foreign currency
transactions.............
2,449,855

--------------

33,167,981

--------------
Net change in unrealized appreciation
on:

Investments.............................
 ..     (20,275,297)
   Foreign
currencies........................
(38,042)

--------------

(20,313,339)

--------------
Net gain on investments and foreign

currencies..............................
 ..      12,854,642

--------------
Net Increase in Net Assets
Resulting from
Operations....................    $
12,130,668

--------------

--------------


PRUDENTIAL PACIFIC GROWTH FUND, INC.
Statement of Changes in Net Assets
(Unaudited)

                                 Six
Months
Increase (Decrease)
Ended            Year Ended
in Net Assets                  April 30,
1997     October 31, 1996
Operations
   Net investment loss.......  $
(723,974)   $       (962,383)
   Net realized gain on
      investment and foreign
      currency
      transactions...........
33,167,981          35,298,298
   Net change in unrealized
      appreciation on
      investments and foreign
      currencies.............
(20,313,339)        (17,921,964)
                               ---------
------    ----------------
   Net increase in net assets
      resulting from
      operations.............
12,130,668          16,413,951
                               ---------
------    ----------------
Distributions in excess of
   net investment income
   Class A...................
--          (1,382,063)
   Class B...................
--          (4,236,951)
   Class C...................
--             (58,010)
   Class Z...................
--              (3,873)
                               ---------
------    ----------------

--          (5,680,897)
                               ---------
------    ----------------
Distributions from net
   realized gains
   Class A...................
(2,078,862)                 --
   Class B...................
(7,004,628)                 --
   Class C...................
(268,013)                 --
   Class Z...................
(775,335)                 --
                               ---------
------    ----------------

(10,126,838)                 --
                               ---------
------    ----------------
Fund share transactions (net
   of share conversions)
   (Note 5)
   Net proceeds from shares
      sold...................
1,937,423,472       2,354,962,543
   Net asset value of shares
      issued in reinvestment
      of distributions.......
9,110,015           5,385,091
   Cost of shares
      reacquired.............
(2,033,292,475)     (2,326,287,193)
                               ---------
------    ----------------
   Net increase (decrease) in
      net assets from Fund
      share transactions.....
(86,758,988)         34,060,441
                               ---------
------    ----------------
Total increase (decrease)....
(84,755,158)         44,793,495
Net Assets
Beginning of period..........
490,547,667         445,754,172
                               ---------
------    ----------------
End of period................  $
405,792,509    $    490,547,667
                               ---------
------    ----------------
                               ---------
------    ----------------

----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.     7

Notes to Financial Statements
(Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
----------------------------------------
Prudential Pacific Growth Fund, Inc.
(the 'Fund') is registered under the
Investment Company Act of 1940 as a
diversified, open-end management
investment
company. The Fund was incorporated in
Maryland on August 14, 1991 and had no
operations other than the issuance of
5,000 shares each of Class A and Class B
common stock for $100,000 on May 6, 1992
to Prudential Investments Fund
Management LLC ('PIFM'). The Fund
commenced investment operations on July
24,
1992. The investment objective of the
Fund is to seek long-term capital growth
by investing primarily in common stocks,
common stock equivalents and other
securities of companies doing business
in or domiciled in the Pacific Basin
region.
----------------------------------------
--------------------
Note 1. Accounting Policies
The following is a summary of
significant accounting policies followed
by the
Fund in the preparation of its financial
statements.
Securities Valuation: Securities traded
on an exchange (whether domestic or
foreign) are valued at the last reported
sales price on the primary exchange on
which they are traded. Securities traded
in the over-the-counter market
(including securities listed on
exchanges for which a last sales price
is not
available) are valued at the average of
the last reported bid and asked prices.
Any securities or other assets for which
current market quotations are not
readily available are valued at fair
value as determined in good faith under
procedures established by and under the
general supervision and responsibility
of the Fund's Board of Directors.
Short-term securities which mature in
more than 60 days are valued at current
market quotations. Short-term securities
which mature in 60 days or less are
valued at amortized cost.
In connection with transactions in
repurchase agreements with U.S.
financial
institutions, it is the Fund's policy
that its custodian or designated
subcustodians, as the case may be under
triparty repurchase agreements, takes
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction including accrued interest.
If the seller defaults and the value of
the collateral declines or if bankruptcy
proceedings are commenced with respect
to the seller of the security,
realization of the collateral by the
Fund may be delayed or limited.
Foreign Currency Translation: The books
and records of the Fund are maintained
in U.S. dollars. Foreign currency
amounts are translated into U.S. dollars
on
the following basis:
(i) market value of investment
securities, other assets and liabilities-
-at the
closing rates of exchange;
(ii) purchases and sales of investment
securities, income and expenses--at the
rate of exchange prevailing on the
respective dates of such transactions.
Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the
fiscal year, the Fund does not isolate
that portion of the results of
operations arising as a result of
changes in the
foreign exchange rates from the
fluctuations arising from changes in the
market
prices of securities held at the end of
the fiscal year. Similarly, the Fund
does not isolate the effect of changes
in foreign exchange rates from the
fluctuations arising from changes in the
market prices of long-term debt
securities sold during the fiscal year.
Accordingly, realized foreign currency
gains (losses) are included in the
reported net realized gains on
investment
transactions.
Net realized gains on foreign currency
transactions of $2,449,855 represent net
foreign exchange gains from forward
currency contracts, disposition of
foreign
currencies, currency gains or losses
realized between the trade and
settlement
dates on security transactions, and the
difference between the amounts of
interest, dividends and foreign taxes
recorded on the Fund's books and the
U.S.
dollar equivalent amounts actually
received or paid. Net currency gains and
losses from valuing foreign currency
denominated assets and liabilities at
fiscal year end exchange rates are
reflected as a component of unrealized
appreciation on investments and foreign
currencies.
Foreign security and currency
transactions may involve certain
considerations
and risks not typically associated with
those of domestic origin as a result of,
among other factors, the possibility of
political and economic instability and
the level of governmental supervision
and regulation of foreign securities
markets.
Forward Currency Contracts: A forward
currency contract is a commitment to
purchase or sell a foreign currency at a
future date at a negotiated forward
rate. The Fund enters into forward
currency contracts in order to hedge its
exposure to changes in foreign currency
exchange rates on its foreign portfolio
holdings or on specific receivables and
payables denominated in a foreign
currency. The contracts are valued daily
at current exchange rates and any
unrealized gain or loss is included in
net unrealized appreciation or
depreciation on investments. Gain or
loss is realized on the settlement date
of
the contract equal to the difference
between the settlement value of the
original and renegotiated forward
contracts. This gain or loss, if any, is
included in net realized gain (loss) on
foreign
----------------------------------------
----------------------------------------
                                     ---
--
                                       8

Notes to Financial Statements
(Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
----------------------------------------
currency transactions. Risks may arise
upon entering into these contracts from
the potential inability of the
counterparties to meet the terms of
their
contracts. There were no forward
currency contracts outstanding at April
30,
1997.
Securities Transactions and Net
Investment Income: Securities
transactions are
recorded on the trade date. Realized
gains and losses from investment and
foreign currency transactions are
calculated on the identified cost basis.
Dividend income is recorded on the ex-
dividend date and interest income is
recorded on an accrual basis. Expenses
are recorded on the accrual basis which
may require the use of certain estimates
by management.
Net investment income or loss, other
than distribution fees, and unrealized
and
realized gains or losses are allocated
daily to each class of shares of the
Fund
based upon the relative proportion of
net assets of each class at the
beginning
of the day.
Dividends and Distributions: The Fund
expects to pay dividends of net
investment
income and distributions of net realized
capital and currency gains, if any,
annually. Dividends and distributions
are recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in
accordance
with income tax regulations which may
differ from generally accepted
accounting
principles due to timing differences
concerning recognition of income.
Taxes: It is the Fund's policy to meet
the requirements of the Internal Revenue
Code applicable to regulated investment
companies and to distribute all of its
taxable income to shareholders.
Therefore, no federal income tax
provision is
required.
Withholding taxes on foreign dividends,
interest and capital gains have been
provided for in accordance with the
Fund's understanding of the applicable
country's tax rules and rates.
Deferred Organization Expenses:
Approximately $200,000 of organization
and
initial registration costs have been
deferred and are being amortized over
the
period of benefit not to exceed 60
months from the date the Fund commenced
investment operations.
Reclassification of Capital Accounts:
The Fund accounts for and reports
distributions to shareholders in
accordance with the American Institute
of
Certified Public Accountants' Statement
of Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain,
and
Return of Capital Distributions by
Investment Companies. The effect of
applying
this statement was to increase
undistributed net investment income and
decrease
accumulated net realized gains by
$2,449,855 for differences in the
treatment
for book and tax purposes of certain
transactions involving foreign
securities,
currencies and withholding taxes. Net
investment income, net realized gains
and
net assets were not affected by this
change.
----------------------------------------
--------------------
Note 2. Agreements
The Fund has a management agreement with
PIFM. Pursuant to this agreement, PIFM
has responsibility for all investment
advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a
subadvisory
agreement with The Prudential Investment
Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the
Fund. PIFM
pays for the cost of the subadviser's
services, the compensation of officers
of
the Fund, occupancy and certain clerical
and bookkeeping costs of the Fund. The
Fund bears all other costs and expenses.
The management fee paid PIFM is computed
daily and payable monthly at an annual
rate of .75 of 1% of the average daily
net assets of the Fund.
The Fund has a distribution agreement
with Prudential Securities Incorporated
('PSI'), which acts as the distributor
of the Class A, Class B, Class C and
Class Z shares. The Fund compensates PSI
for distributing and servicing the
Fund's Class A, Class B and Class C
shares, pursuant to plans of
distribution,
(the 'Class A, B and C Plans'),
regardless of expenses actually incurred
by PSI.
The distribution fees are accrued daily
and payable monthly. No distribution or
service fees are paid to PSI as
distributor of the Class Z shares of the
Fund.
Pursuant to the Class A, B and C Plans,
the Fund compensates PSI for
distribution-related activities at an
annual rate of up to .30 of 1%, 1% and
1%
of the average daily net assets of the
Class A, B and C shares, respectively.
Such expenses under the Class A, Class B
and Class C Plans were .25%, 1% and 1%,
respectively, of the average daily net
assets of the Class A, Class B and Class
C shares for the six months ended April
30, 1997.
PSI has advised the Fund that it has
received approximately $37,100 in front-
end
sales charges resulting from sales of
Class A shares during the six months
ended
April 30, 1997. From these fees, PSI
paid such sales charges to affiliated
broker-dealers, which in turn paid
commissions to salespersons and incurred
other distribution costs.
----------------------------------------
----------------------------------------
                                     ---
--
                                       9

Notes to Financial Statements
(Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
----------------------------------------
PSI has advised the Fund that for the
six months ended April 30, 1997, it
received approximately $745,600 and
$3,500 in contingent deferred sales
charges
imposed upon certain redemptions by
Class B and Class C shareholders,
respectively.
PSI, PIFM and PIC are (indirect) wholly-
owned subsidiaries of The Prudential
Insurance Company of America
('Prudential').
The Fund, along with other affiliated
registered investment companies (the
'Funds'), entered into a credit
agreement (the 'Agreement') on December
31, 1996
with an unaffiliated lender. The maximum
commitment under the Agreement is
$200,000,000. The Agreement expires on
December 30, 1997. Interest on any such
borrowings outstanding will be at market
rates. The purpose of the Agreement is
to serve as an alternative source of
funding for capital share redemptions.
The
Fund has not borrowed any amounts
pursuant to the Agreement as of April
30,
1997. The Funds pay a commitment fee at
an annual rate of .055 of 1% on the
unused portion of the credit facility.
The commitment fee is accrued and paid
quarterly on a pro-rata basis by the
Funds.
----------------------------------------
--------------------
Note 3. Other Transactions With
Affiliates
Prudential Mutual Fund Services LLC
('PMFS'), a wholly owned subsidiary of
PIFM,
serves as the Fund's transfer agent.
During the six months ended April 30,
1997,
the Fund incurred fees of approximately
$340,600 for the services of PMFS. As of
April 30, 1997, approximately $53,700 of
such fees were due to PMFS. Transfer
agent fees and expenses in the statement
of operations include certain
out-of-pocket expenses paid to non-
affiliates.
For the six months ended April 30, 1997,
PSI earned approximately $4,500 in
brokerage commissions from portfolio
transactions executed on behalf of the
Fund.
----------------------------------------
--------------------
Note 4. Portfolio Securities
Purchases and sales of investment
securities, other than short-term
investments,
for the six months ended April 30, 1997
were $147,499,415 and $273,824,617,
respectively.
The United States federal income tax
basis of the Fund's investments at April
30, 1997 was $381,996,006 and
accordingly, net unrealized appreciation
for
federal income tax purposes was
$11,014,404 (gross unrealized
appreciation--$36,377,603; gross
unrealized depreciation--$25,363,199).
Note 5. Joint Repurchase Agreement
Account
The Fund along with other affiliated
registered investment companies,
transfers
uninvested cash balances into a single
joint account, the daily aggregate
balance of which is invested in one or
more repurchase agreements
collateralized
by U.S. Treasury or Federal agency
obligations. As of April 30, 1997, the
Fund
had a 8.03% undivided interest in the
repurchase agreements in the joint
account. The undivided interest for the
Fund represented $65,108,000 in
principal amount. As of such date, each
repurchase agreement in the joint
account and the value of the collateral
therefore was as follows:
CS First Boston Corp., 5.50% dated
4/30/97, in the principal amount of
$208,000,000, repurchase price
$208,031,778, due 5/1/97. The value of
the
collateral including accrued interest is
$214,501,123.
J.P. Morgan Securities, 5.42% dated
4/30/97, in the principal amount of
$208,000,000, repurchase price
$208,031,316, due 5/1/97. The value of
the
collateral including accrued interest is
$212,160,231.
SBC Warburg, 5.30% dated 4/30/97, in the
principal amount of $144,000,000,
repurchase price $144,021,200, due
5/1/97. The value of the collateral
including
accrued interest is $146,969,072.
Smith Barney Inc., 5.25% and 5.44%, both
dated 4/30/97, in the principal amount
of $43,121,000 and $208,000,000,
respectively, repurchase price
$43,127,288
and$208,031,431, respectively, both due
5/1/97. The value of the combined
collateral including accrued interest is
$256,144,337.
----------------------------------------
--------------------
Note 6. Capital
The Fund offers Class A, Class B, Class
C and Class Z shares. Class A shares are
sold with a front-end sales charge of up
to 5%. Class B shares are sold with a
contingent deferred sales charge which
declines from 5% to zero depending on
the
period of time the shares are held.
Class C shares are sold with a
contingent
deferred sales charge of 1% during the
first year. Class B shares automatically
convert to Class A shares on a quarterly
basis approximately seven years after
purchase. A special exchange privilege
is also available for shareholders who
qualified to purchase Class A shares at
net asset value. Class Z shares are not
subject to any sales or redemption
charge and are offered exclusively for
sale
to a limited group of investors.
The Fund has authorized 2 billion shares
of common stock at $.001 par value per
share divided into four classes,
designated Class A, Class B,
----------------------------------------
----------------------------------------
                                     ---
--

Notes to Financial Statements
(Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
----------------------------------------
Class C and Class Z common stock each
consisting of 500 million authorized
shares. Of the 26,635,675 shares of
common stock issued and outstanding at
April
30, 1997, PIFM owned 5,000 Class A
shares and 5,000 Class B shares.
Transactions in shares of common stock
for the six months ended April 30, 1997
and fiscal year ended October 31, 1996
were as follows:

Class A
Shares           Amount
---------------------------------  -----
------    ---------------
Six months ended April 30, 1997:
Shares sold......................
62,710,845    $ 1,001,161,235
Shares issued in reinvestment of
  distributions..................
110,855          1,771,787
Shares reacquired................
(63,290,911)    (1,016,031,261)
                                   -----
------    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(469,211)       (13,098,239)
Shares issued upon conversion
  from Class B...................
208,256          3,323,323
                                   -----
------    ---------------
Net decrease in shares
  outstanding....................
(260,955)   $    (9,774,916)
                                   -----
------    ---------------
                                   -----
------    ---------------
Year ended October 31, 1996:
Shares sold......................
72,006,368    $ 1,167,807,248
Shares issued in reinvestment of
  distributions..................
81,750          1,304,673
Shares reacquired................
(69,901,383)    (1,140,331,551)
                                   -----
------    ---------------
Net increase in shares
  outstanding before
  conversion.....................
2,186,735         28,780,370
Shares issued upon conversion
  from Class B...................
414,180          6,572,012
Shares reacquired upon conversion
  into Class Z...................
(1,727,041)       (28,514,067)
                                   -----
------    ---------------
Net increase in shares
  outstanding....................
873,874    $     6,838,315
                                   -----
------    ---------------
                                   -----
------    ---------------
Class B
---------------------------------
Six months ended April 30, 1997:
Shares sold......................
35,675,420    $   550,940,210
Shares issued in reinvestment of
  distributions..................
415,124          6,363,692
Shares reacquired................
(40,679,872)      (631,186,825)
                                   -----
------    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(4,589,328)       (73,882,923)
Shares reacquired upon conversion
  into Class A...................
(214,972)        (3,323,323)
                                   -----
------    ---------------
Net decrease in shares
  outstanding....................
(4,804,300)   $   (77,206,246)
                                   -----
------    ---------------
                                   -----
------    ---------------
Class B
Shares           Amount
---------------------------------  -----
------    ---------------
Year ended October 31, 1996:
Shares sold......................
53,304,965    $   842,080,515
Shares issued in reinvestment of
  distributions..................
258,053          4,020,465
Shares reacquired................
(54,287,368)      (859,471,344)
                                   -----
------    ---------------
Net decrease in shares
  outstanding before
  conversion.....................
(724,350)       (13,370,364)
Shares reacquired upon conversion
  into Class A...................
(402,952)        (6,572,012)
                                   -----
------    ---------------
Net decrease in shares
  outstanding....................
(1,127,302)   $   (19,942,376)
                                   -----
------    ---------------
                                   -----
------    ---------------
Class C
---------------------------------
Six months ended April 30, 1997:
Shares sold......................
20,118,172    $   310,950,658
Shares issued in reinvestment of
  distributions..................
12,995            199,203
Shares reacquired................
(19,910,734)      (309,150,519)
                                   -----
------    ---------------
Net increase in shares
  outstanding....................
220,433    $     1,999,342
                                   -----
------    ---------------
                                   -----
------    ---------------
Year ended October 31, 1996:
Shares sold......................
17,074,079    $   268,732,474
Shares issued in reinvestment of
  distributions..................
3,599             56,081
Shares reacquired................
(16,433,961)      (259,854,693)
                                   -----
------    ---------------
Net increase in shares
  outstanding....................
643,717    $     8,933,862
                                   -----
------    ---------------
                                   -----
------    ---------------
Class Z
---------------------------------
Six months ended April 30, 1997:
Shares sold......................
4,640,847    $    74,371,369
Shares issued in reinvestment of
  distributions..................
48,879            775,333
Shares reacquired................
(4,778,192)       (76,923,870)
                                   -----
------    ---------------
Net decrease in shares
  outstanding....................
(88,466)   $    (1,777,168)
                                   -----
------    ---------------
                                   -----
------    ---------------

----------------------------------------
----------------------------------------
                                     ---
--

Notes to Financial Statements
(Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
----------------------------------------

Class Z
Shares           Amount
---------------------------------  -----
------    ---------------
March 1, 1996(a) through
  October 31, 1996
Shares sold......................
4,714,608    $    76,342,306
Shares issued in reinvestment of
  distributions..................
228              3,872
Shares reacquired................
(4,095,846)       (66,629,605)
                                   -----
------    ---------------
Net increase in shares
  outstanding before
  conversion.....................
618,990          9,716,573
Shares issued upon conversion
  from Class A...................
1,727,041         28,514,067
                                   -----
------    ---------------
Net increase in shares
  outstanding....................
2,346,031    $    38,230,640
                                   -----
------    ---------------
                                   -----
------    ---------------

---------------
(a) Commencement of offering of Class Z
shares.
----------------------------------------
----------------------------------------
                                     ---
--

Financial Highlights (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
----------------------------------------

Class A

----------------------------------------
------------------------------------

July 24,

Six Months
1992(a)

Ended                   Year Ended
October 31,                   Through

April 30,      -------------------------
--------------------     October 31,

1997(c)       1996(c)      1995(c)
1994(c)     1993(c)        1992

----------     --------     --------
-------     -------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................     $  15.86
$  15.75     $  16.90     $ 16.10     $
10.65       $ 10.00

----------     --------     --------
-------     -------     -----------
Income from investment operations
Net investment income
(loss)........................
 .01           .07          .04
(.08)       (.01)         (.02)
Net realized and unrealized gain (loss)
on
   investment and foreign currency
transactions.....          .05
 .23        (1.09)       1.15        5.48
 .67

----------     --------     --------
-------     -------     -----------
   Total from investment
operations.................          .06
 .30        (1.05)       1.07        5.47
 .65

----------     --------     --------
-------     -------     -----------
Less distributions
Distributions in excess of net
investment income....           --
(.19)          --        (.06)
(.02)           --
Distributions from net realized
gains...............         (.35)
--         (.10)       (.21)         --
--

----------     --------     --------
-------     -------     -----------
   Total
distributions...........................
 ...         (.35)         (.19)
(.10)       (.27)       (.02)
--

----------     --------     --------
-------     -------     -----------
Net asset value, end of
period......................     $
15.57      $  15.86     $  15.75     $
16.90     $ 16.10       $ 10.65

----------     --------     --------
-------     -------     -----------

----------     --------     --------
-------     -------     -----------
TOTAL
RETURN(d)...............................
 ......         0.33%         1.97%
(6.23)%      6.67%      51.39%
6.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................     $107,431
$113,585     $ 98,998     $98,921
$64,353       $13,918
Average net assets
(000)............................     $
85,488      $106,148     $101,920
$92,233     $26,264       $12,884
Ratios to average net assets:
   Expenses, including distribution
fees............         1.41%(b)
1.37%        1.46%       1.57%
1.63%         2.72%(b)
   Expenses, excluding distribution
fees............         1.16%(b)
1.12%        1.21%       1.33%
1.43%         2.52%(b)
   Net investment income
(loss).....................
 .16%(b)       .44%         .26%
(.50)%      (.04)%        (.75)%(b)
For Class A, B, C and Z shares:
   Portfolio
turnover...............................
38%           91%          54%
56%         44%            0%
   Average commission rate paid per
share...........     $  .0253      $
 .0209          N/A         N/A
N/A           N/A

---------------
(a) Commencement of investment
operations.
(b) Annualized.
(c) Calculated based upon weighted
average shares outstanding during the
period.
(d) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of
shares on the first day and a sale on
the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for
periods of less than a full year are not
    annualized.
----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.
13

Financial Highlights (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
----------------------------------------

Class B

----------------------------------------
-----------------------

Six Months

Ended                     Year Ended
October 31,

April 30,      -------------------------
-----------------------

1997(c)       1996(c)       1995(c)
1994(c)      1993(c)

----------     --------      --------
--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................     $  15.40
$  15.38      $  16.62     $  15.94
$  10.63

----------     --------      --------
--------     --------
Income from investment operations
Net investment
loss.................................
(.04)         (.04)         (.08)
(.21)        (.10)
Net realized and unrealized gain (loss)
on
   investment and foreign currency
transactions.....          .04
 .25         (1.06)        1.13
5.43

----------     --------      --------
--------     --------
   Total from investment
operations.................           --
 .21         (1.14)         .92
5.33

----------     --------      --------
--------     --------
Less distributions
Distributions in excess of net
investment income....           --
(.19)           --         (.03)
(.02)
Distributions from net realized
gains...............         (.35)
--          (.10)        (.21)
--

----------     --------      --------
--------     --------
   Total
distributions...........................
 ...         (.35)         (.19)
(.10)        (.24)        (.02)

----------     --------      --------
--------     --------
Net asset value, end of
period......................     $
15.05      $  15.40      $  15.38     $
16.62     $  15.94

----------     --------      --------
--------     --------

----------     --------      --------
--------     --------
TOTAL
RETURN(d)...............................
 ......        (0.05)%        1.36%
(6.82)%       5.79%       50.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................     $247,681
$327,315      $344,313     $459,949
$250,997
Average net assets
(000)............................
$284,190      $357,548      $368,771
$404,506     $ 74,590
Ratios to average net assets:
   Expenses, including distribution
fees............         2.16%(b)
2.12%         2.21%        2.33%
2.37%
   Expenses, excluding distribution
fees............         1.16%(b)
1.12%         1.21%        1.33%
1.37%
   Net investment
loss..............................
(.59)%(b)     (.25)%        (.55)%
(1.27)%       (.83)%

July 24,

1992(a)

Through

October 31,

1992

-----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $ 10.00

-----------
Income from investment operations
Net investment
loss.................................
(.04)
Net realized and unrealized gain (loss)
on
   investment and foreign currency
transactions.....        .67

-----------
   Total from investment
operations.................        .63

-----------
Less distributions
Distributions in excess of net
investment income....         --
Distributions from net realized
gains...............         --

-----------
   Total
distributions...........................
 ...         --

-----------
Net asset value, end of
period......................    $ 10.63

-----------

-----------
TOTAL
RETURN(d)...............................
 ......       6.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................    $20,050
Average net assets
(000)............................
$16,025
Ratios to average net assets:
   Expenses, including distribution
fees............       3.52%(b)
   Expenses, excluding distribution
fees............       2.52%(b)
   Net investment
loss..............................
(1.55)%(b)

---------------
(a) Commencement of investment
operations.
(b) Annualized.
(c) Calculated based upon weighted
average shares outstanding during the
period.
(d) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of
shares on the first day and a sale on
the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for
periods of less than a full year are not
    annualized.
----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.
14

Financial Highlights (Unaudited)
PRUDENTIAL PACIFIC GROWTH FUND, INC.
----------------------------------------
----------------------------------------

Class C
Class Z

----------------------------------------
-----------------     ----------

August 1,

Six Months
1994(d)       Six Months

Ended          Year Ended October 31,
Through         Ended

April 30,      -------------------------
-     October 31,     April 30,

1997(b)        1996(b)         1995(b)
1994(b)        1997(b)

----------     ----------     ----------
-     -----------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................     $  15.40
$  15.38        $ 16.62         $ 16.68
$  15.89

----------     ----------         -----
-----       ----------
Income from investment operations
Net investment income
(loss)........................
(.04)          (.04)          (.08)
(.06)            .03
Net realized and unrealized gain (loss)
on
   investment and foreign currency
transactions.....          .04
 .25          (1.06)             --
 .06

----------     ----------         -----
-----       ----------
   Total from investment
operations.................           --
 .21          (1.14)           (.06)
 .09

----------     ----------         -----
-----       ----------
Less distributions
Distributions in excess of net
investment income....           --
(.19)            --              --
--
Distributions from net realized
gains...............         (.35)
--           (.10)             --
(.35)

----------     ----------         -----
-----       ----------
   Total
distributions...........................
 ...         (.35)          (.19)
(.10)             --            (.35)

----------     ----------         -----
-----       ----------
Net asset value, end of
period......................     $
15.05       $  15.40        $ 15.38
$ 16.62        $  15.63

----------     ----------         -----
-----       ----------

----------     ----------         -----
-----       ----------
TOTAL
RETURN(c)...............................
 ......        (0.05)%         1.36%
(6.82)%          (.36)%          0.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................     $ 15,399
$ 12,360        $ 2,443         $   718
$ 35,281
Average net assets
(000)............................     $
8,232       $  6,402        $ 1,624
$   458        $ 34,601
Ratios to average net assets:
   Expenses, including distribution
fees............         2.16%(a)
2.12%          2.21%           3.00%(a)
1.16%(a)
   Expenses, excluding distribution
fees............         1.16%(a)
1.12%          1.21%           2.00%(a)
1.16%(a)
   Net investment income
(loss).....................
(.59)%(a)      (.25)%         (.43)%
(1.64)%(a)        .41%(a)

March 1,

1996(e)

Through

October 31,

1996(b)

-----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period................    $ 16.57

-----------
Income from investment operations
Net investment income
(loss)........................
 .11
Net realized and unrealized gain (loss)
on
   investment and foreign currency
transactions.....       (.79)

-----------
   Total from investment
operations.................       (.68)

-----------
Less distributions
Distributions in excess of net
investment income....         --
Distributions from net realized
gains...............         --

-----------
   Total
distributions...........................
 ...         --

-----------
Net asset value, end of
period......................    $ 15.89

-----------

-----------
TOTAL
RETURN(c)...............................
 ......      (4.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).....................    $37,288
Average net assets
(000)............................
$33,868
Ratios to average net assets:
   Expenses, including distribution
fees............       1.12%(a)
   Expenses, excluding distribution
fees............       1.12%(a)
   Net investment income
(loss).....................
 .68%(a)

---------------
(a) Annualized.
(b) Calculated based upon weighted
average shares outstanding during the
period.
(c) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of
shares on the first day and a sale on
the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for
periods of less than a full year are not
    annualized.
(d) Commencement of offering of Class C
shares.
(e) Commencement of offering of Class Z
shares.
----------------------------------------
----------------------------------------
                                     ---
--
See Notes to Financial Statements.
15

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Stephen C. Eyre
Delayne D. Gold
Robert F. Gunia
Don G. Hoff
Robert E. LaBlanc
Mendel A. Melzer
Richard A. Redeker
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters

Officers
Richard A. Redeker, President
Susan C. Cote, Vice President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Investments Fund Management
LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Auditors
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman,
LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and
information about the Fund's
portfolio holdings are for the period
covered by this report and
are subject to change thereafter.

The accompanying financial statements as of April 30, 1997 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for
distribution to prospective
investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
BULK RATE
Gateway Center Three
U.S. POSTAGE
100 Mulberry Street
PAID
Newark, NJ  07102-4077
Permit 6807
(800) 225-1852
New York, NY


743941106     MF157E2
743941205     Cat#444567Q
743941304
743941403